Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2010
Prospectus

Jeffrey Adams no longer serves as portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.20%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the Index.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

The fund may not always hold all of the same securities as the Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Index. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, and country weightings.

SGX-11-03 October 21, 2011
1.905959.104

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 6.

Correlation to Index. The performance of the fund and its Index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its Index, timing differences associated with additions to and deletions from the Index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its Index.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 13.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 14.

The fund's annual management fee rate is 0.20% of its average net assets.

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for each fund on pages 5 and 9.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 28.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of each fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

EMX-GUX-11-01 October 21, 2011
1.933379.100

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section for each fund on pages 5 and 9.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 24.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of each fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

EMX-I-GUX-I-11-01 October 21, 2011
1.933380.100

Supplement to the
Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 27.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of each fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

MCX-SCX-11-01 October 21, 2011
1.933392.100

Supplement to the
Spartan® Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage Institutional Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 24.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of each fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

MCX-I-SCX-I-11-01 October 21, 2011
1.933391.100

Supplement to the
Spartan® Real Estate Index Fund
Investor Class and Fidelity Advantage® Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 23.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

URX-11-01 October 21, 2011
1.933389.100

Supplement to the
Spartan® Real Estate Index Fund
Institutional Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 4.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 18.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

URX-I-11-01 October 21, 2011
1.933390.100